Commitments and Contingencies (Details) - Schedule of future minimum lease payments under the non-cancellable operating lease agreements - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule of future minimum lease payments under the non-cancellable operating lease agreements [Abstract]
2022	$ 175,000	$ 91,800
Less imputed interest	(1,197)	(229)
Total lease liability	$ 173,803	$ 91,571